COST OF SALES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Operating costs	$ 715.1	$ 602.2
Royalties	94.2	44.8
Depreciation expense	273.8	216.0
Cost of sales	$ 1,083.1	$ 863.0